Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Rumo Malha Sul SA [member]
Disclosure Of Income Taxes [line items]
Deferred taxes assets not recognized, tax losses	R$ 1,395,713
Rumo Malha Oeste SA [member]
Disclosure Of Income Taxes [line items]
Deferred taxes assets not recognized, temporary differences		R$ 680,723